Land Held for Sale (Details) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Land Held for Sale [Abstract]
Cost		$ 2,114,412	$ 1,432,237
Less: Valuation allowance		(889,143)	619,700
Net		$ 1,225,269	$ 812,537